CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ (128)	$ 162	$ 17	$ 621
Other comprehensive income (loss), net of tax
Unrealized income (loss) on cash flow hedges	123	(71)	151	(194)
Changes in retirement plans’ funded status	66	28	41	42
Foreign currency translation	(440)	19	(427)	220
Share of other comprehensive loss of entities using the equity method	(15)	(27)	(40)	(28)
Other comprehensive income (loss), net of tax	(266)	(51)	(275)	40
Comprehensive income (loss)	(394)	111	(258)	661
Less: Comprehensive loss attributable to noncontrolling interests	(6)	(13)	(7)	(9)
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ (388)	$ 124	$ (251)	$ 670